Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Salaries and bonus		₨ 524,484	₨ 516,063	₨ 429,837
Employee benefits plans		19,227	17,623	16,074
Share based compensation	[1]	5,590	3,958	4,164
Total employee cost		₨ 549,301	₨ 537,644	₨ 450,075

[1]	Includes ₹ 54, ₹ (11) and ₹ 6 for the years ended March 31, 2022, 2023 and 2024, respectively, towards cash settled ADS RSUs.